Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Description of the Business

Note 1.  Description of the Business

Founded in 2018, TOI Parent, Inc. (“TOI Parent”) is the successor entity to The Oncology Institute CA, a Professional Corporation (“TOI CA”), which was founded in 2007. TOI Parent is a community oncology practice that operates value-based oncology services platforms. TOI Parent has three wholly-owned subsidiaries, TOI Acquisition, LLC (“TOI Acquisition”), TOI Management, LLC (“TOI Management”), and Hope, Health, and Healing Center, LLC (“HHHC”). Additionally, TOI Management holds master services agreements that confer controlling financial interests to TOI CA and its wholly-owned subsidiary Innovative Clinical Research Institute, LLC (“ICRI”) as well as The Oncology Institute FL, LLC (“TOI FL,” together with TOI Parent, TOI CA, and ICRI, the “Company”).

Concurrent with its founding in 2018, TOI Parent entered into a purchase agreement among TOI Acquisition, TOI Management, HHHC, Richy Agajanian Holdings, TOI CA, ICRI, and Richy Agajanian, M.D., not individually but in his capacity as the representative of the shareholders of TOI CA. As a result of the purchase, a portion of TOI Parent was sold to TOI HC I, LLC; M33 Growth I L.P.; TOI M, LLC; and OncologyCare Partners, LLC.

Operationally, the Company’s medical centers provide a complete suite of medical oncology services including: physician services, in-house infusion and pharmacy, clinical trials, educational seminars, support groups, counseling, and 24/7 patient assistance. TOI’s mission is to heal and empower cancer patients through compassion, innovation, and state-of-the-art medical care. The Company brings comprehensive, integrated cancer care into the community setting, including clinical trials, palliative care programs, stem cell transplants, transfusions, and other care delivery models traditionally associated with non-community-based academic and tertiary care settings. In addition, the Company, through ICRI, performs cancer clinical trials through a network of experienced cancer care specialists. ICRI conducts clinical trials for a broad range of pharmaceutical and medical device companies from around the world.

The Company has 90 oncologists and mid-level professionals across 62 clinic locations located within four states: California, Nevada, Arizona, and Florida. TOI CA is comprised of the clinic locations in California, Nevada, and Arizona and TOI FL is comprised of the clinic locations in Florida. The Company has contractual relationships with multiple payors, serving Medicare, including Medicare Advantage, MediCal, and commercial patients.

Note 1. Description of the Business

Founded in 2018, TOI Parent, Inc. (“TOI Parent”) is the successor entity to Richy Agajanian, M.D., a Professional Corporation (the “Practice”), which was founded in 2007. TOI Parent is a community oncology practice that operates value-based oncology services platforms. TOI Parent has three wholly-owned subsidiaries, TOI Acquisition, LLC (“TOI Acquisition”), TOI Management, LLC (“TOI Management”), and Hope, Health, and Healing Center, LLC (“HHHC”). Additionally, TOI Management holds a master services agreement with the Practice that confers a controlling financial interest over the Practice and its wholly-owned subsidiary Innovative Clinical Research Institute, LLC (“ICRI”, together with TOI Parent and the Practice, the “Company”).

Concurrent with its founding in 2018, TOI Parent entered into a purchase agreement among TOI Acquisition, TOI Management, HHHC, Richy Agajanian Holdings, the Practice, ICRI, and Richy Agajanian, M.D., not individually but in his capacity as the representative of the shareholders of the Practice. As a result of the purchase, a portion of TOI Parent was sold to TOI HC I, LLC; M33 Growth I L.P.;TOI M, LLC; and OncologyCare Partners, LLC.

Operationally, the Company’s medical centers provide a complete suite of medical oncology services including: physician services, in-house infusion and pharmacy, clinical trials, educational seminars, support groups, counseling, and 24/7 patient assistance. TOI’s mission is to heal and empower cancer patients through compassion, innovation and state-of-the-art medical care. The Company brings comprehensive, integrated cancer care into the community setting, including clinical trials, palliative care programs, stem cell transplants, transfusions, and other care delivery models traditionally associated with non-community-based academic and tertiary care settings. In addition, the Company, through ICRI, performs cancer clinical trials through a network of cancer care specialists. ICRI conducts clinical trials for a broad range of pharmaceutical and medical device companies from around the world.

The Company has more than 66 oncologists and mid-level professionals across more than 40 clinic locations located within three states: California, Nevada, and Arizona. TOI CA is comprised of the clinic locations in California, Nevada, and Arizona. The Company has contractual relationships with multiple payors, serving Medicare, including Medicare Advantage, MediCal, and commercial patients.